Parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2021
Parent company only condensed financial information
Interest in subsidiaries and amount due from subsidiaries

	As at December 31
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Interest in subsidiaries
Equity investment in subsidiaries	492,278	1,236,075	1,280,946
Loan receivables	3,324,649	2,777,179	—
	3,816,927	4,013,254	1,280,946

	As at December 31
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Amount due from subsidiaries
Loan receivables	85,694	1,350,654	2,662,705

Schedule of condensed financial information of parent company

Condensed Statements of Comprehensive Income

	Year ended December 31
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Selling and marketing expenses	(1,825)	(2,374)	(439)
General and administrative expenses	(52,860)	(45,655)	(53,621)
Other income, gains or loss‑net	4,784	7,780	834
Operating loss	(49,901)	(40,249)	(53,226)
Finance income/(costs)	6,427	4,564	(32)
Share of losses of joint venture	(526)	(2,283)	(2,896)
Share of losses of subsidiaries and VIEs	(1,616,566)	(1,314,998)	(1,225,545)
Loss before income tax	(1,660,566)	(1,352,966)	(1,281,699)
Income tax expenses	—	(642)	—
Loss for the year	(1,660,566)	(1,353,608)	(1,281,699)
Other comprehensive income, net of tax
Items that may be subsequently reclassified to profit or loss
– Foreign currency translation differences	78,775	(608,427)	(152,542)
– Changes in the fair value of debt instruments measured at fair value through other comprehensive income	40	(39)	(16)
Items that will not be subsequently reclassified to profit or loss
– Changes in the fair value of equity investments measured at fair value through other comprehensive income	—	—	(1,796)
Total comprehensive loss	(1,581,751)	(1,962,074)	(1,436,053)

39   Parent company only condensed financial information(Continued)

Condensed Balance Sheets

		As at December 31,
		2020	2021
	Note	RMB’000	RMB’000
ASSETS
Non‑current assets
Interest in subsidiaries	39(a)	4,013,254	1,280,946
Total non‑current assets		4,013,254	1,280,946

Current assets
Amount due from subsidiaries	39(a)	1,350,654	2,662,705
Prepayments and other receivables		446	246
Cash and cash equivalents		31,857	6,454
Total current assets		1,382,957	2,669,405
Total assets		5,396,211	3,950,351

EQUITY AND LIABILITIES
Equity
Share capital	24	78	78
Shares held for share incentive scheme	26	(87,714)	(80,102)
Reserves	25	10,639,931	10,512,631
Accumulated loss		(5,356,926)	(6,638,625)
Total equity		5,195,369	3,793,982

Liabilities
Non‑current liabilities
Trade and other payables		88,280	88,280
Total non‑current liabilities		88,280	88,280

Current liabilities
Trade and other paybles		112,562	68,089
Total current liabilities		112,562	68,089
Total liabilities		200,842	156,369
Total equity and liabilities		5,396,211	3,950,351

39	Parent company only condensed financial information (Continued)

Condensed Statements of Cash Flows

	Year ended December 31
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Cash used in operating activities
Cash used in operations	(2,275)	(5,230)	(51,132)
Net cash used in operating activities	(2,275)	(5,230)	(51,132)
Cash flows from investing activities
Payment for investment in subsidiaries, net of cash acquired	(1,580,599)	(3,381,568)	(1,333,804)
(Payment for)/Proceeds from loan to subsidiaries	(54,397)	85,694	1,350,654
Net cash (used in)/generated from investing activities	(1,634,996)	(3,295,874)	16,850

Cash flows from financing activities
Proceeds from exercise of shares under share incentive scheme	—	—	9,257
Proceeds from issuance of ordinary shares	102,080	2,722,445	—
Proceeds from issuance of ordinary shares upon initial public offering	2,035,177	—	—
Share issue transaction costs	(28,142)	(24,766)	—
Net cash generated from financing activities	2,109,115	2,697,679	9,257
Net increase/(decrease)in cash and cash equivalents	471,844	(603,425)	(25,025)
Cash and cash equivalents at the beginning of the year	159,644	634,507	31,857
Effects of exchange rate changes on cash and cash equivalents	3,019	775	(378)
Cash and cash equivalents at the end of year	634,507	31,857	6,454